INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Components of (loss)/income before income taxes from continuing operations
	For the years ended December 31,
	2015	2016	2017

PRC, excluding Hong Kong	$(14,101)	$(6,805)	$(2,503)
Cayman Islands	(702)	(1,241)	(1,607)
BVI	(2)	(6)	(1)
Hong Kong	(329)	(90)	738

Total loss before income taxes	$(15,134)	$(8,142)	$(3,373)

Principal Components of Deferred Income Tax Assets (Liabilities)
	As of December 31,
	2016	2017

Deferred income tax assets
Write-down of inventory value	$72	$77
Allowance for doubtful accounts	22	26
Accrued expenses	150	143
Accrued bonus	90	120
Deferred revenue	124	108
Government subsidies	66	57
Impairment of long-lived assets	-	126
Tax loss carry-forward deferred tax assets	8,716	8,477
Valuation allowance	(9,124)	(9,076)

Total deferred income tax assets, net	116	58

Deferred income tax liabilities
Unrealized holding gain	-	(3)
Acquired intangible assets	(64)	(55)

Total deferred income tax liabilities	(64)	(58)

Net deferred income tax assets	52	-

Net deferred income tax liabilities	$-	$-

Movement of valuation allowance
	For the years ended December 31,
	2015	2016	2017

Balance at beginning of the year	$6,719	$9,376	$9,124
Additions	3,173	939	375
Expired tax losses	(141)	(547)	(1,010)
Exchange rate difference	(375)	(644)	587

Balance at end of the year	$9,376	$9,124	$9,076

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes
	For the years ended December 31,
	2015	2016	2017

Loss before provision for income taxes	$(15,134)	$(8,142)	$(3,373)
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	(3,784)	(2,036)	(843)
Expenses not deductible for tax purposes	179	682	173
Research and development expenses bonus deduction	(165)	(726)	(26)
Effect of preferential income tax rate	346	450	144
Effect of income tax rate difference in other jurisdictions	543	805	514
Change in valuation allowance	3,173	939	375

Income tax expenses	$292	$114	$337